Revenues - Summary of Detailed Information about Revenue Explanatory (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Detailed Information About Revenue [Line Items]
Net Revenues	¥ 92,814	$ 13,457	¥ 33,453	¥ 6,163
Online EV Charging Solutions
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues	50,151		17,985	5,455
Offline EV Charging Solutions
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues	40,554		14,611	565
Innovative and Other Businesses
Disclosure Of Detailed Information About Revenue [Line Items]
Revenues	¥ 2,109		¥ 857	¥ 143